SUPPLEMENTAL CASH FLOW INFORMATION (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash Flow Statement [Abstract]
Interest paid	$ 1,074	$ 985	$ 829
Income taxes paid	262	172	179
Changes in non-cash working capital
Accounts receivable	(190)	284	42
Prepayments	(11)	(415)	(120)
Accounts payable and other	(323)	(89)	146
Changes in non-cash working capital, net	(524)	(220)	68
Changes in working capital related to the impact of investments in finance leases	$ 300	$ 300	$ 0